RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 10, 2020	Jul. 01, 2019	Jun. 26, 2019	Jun. 07, 2019	Apr. 29, 2019	May 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Nov. 02, 2020
Stock Issued During Period, Value, New Issues									$ 25,000
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation							53,712,502	61,025,925
Share Price							$ 18.00			$ 18.00
Initial Public Offering Cost					$ 300,000
Notes Payable, Related Parties		$ 200,000
Management Fee Expense			$ 20,000
Debt Conversion, Original Debt, Amount							$ 1,500,000			$ 1,500,000
Debt Instrument, Convertible, Conversion Price							$ 1.00			$ 1.00
Warrants price		$ 11.50
Maximum [Member]
Management Fee Expense			$ 20,000
Convertible Promissory Note [Member]
Aggregate principal amount to be issued							$ 1,500,000			$ 1,500,000	$ 1,500,000
Additional Paid in Capital [Member]
Stock Issued During Period, Value, New Issues									23,275
Accumulated Deficit [Member]
Stock Issued During Period, Value, New Issues									0
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues		9,000,000
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation							2,250,000
IPO [Member]
Stock Issued During Period, Shares, New Issues		69,000,000
Related Party Loan [Member]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party							$ 60,000	$ 60,000	$ 123,333	$ 240,000
Sponsor [Member]
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation							2,250,000			2,250,000
Equity Method Investment, Ownership Percentage							20.00%			20.00%
Sponsor [Member] | Convertible Promissory Note [Member]
Maximum amount of promissory note convertible into warrants											$ 1,500,000
Warrants price											$ 1.00
Class A Common Stock [Member]
Stock Issued During Period, Shares, New Issues									0
Stock Issued During Period, Value, New Issues									$ 0
Common Stock, Shares, Outstanding							11,090,292		7,974,075	15,287,498
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation									61,961,631	58,723,869
Share Price							$ 12.00			$ 12.00
Class A Common Stock [Member] | IPO [Member]
Stock Issued During Period, Shares, New Issues	10,000,000
Class B Common Stock [Member]
Stock Issued During Period, Shares, New Issues						8,625,000		0	17,250,000
Stock Issued During Period, Value, New Issues						$ 25,000			$ 1,725
Dividends Common Stock Dividends Per Share				$ 1
Common Stock, Shares, Outstanding			17,250,000	11,500,000			17,250,000		17,250,000	17,250,000